Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) Companies shares	Dec. 31, 2016 KRW (₩)
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,037,491	₩ 2,286,948
Foreign [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 116,854	83,113
Foreign [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Number of shares | shares	11,568,000
Ownership (%)	60.00%
Investments in joint ventures	₩ 110,760	₩ 83,113
Foreign [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	5
Investments in joint ventures	₩ 6,094
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	12.50%	12.50%
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Ownership (%)	50.00%	50.00%
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Ownership (%)	20.00%	20.00%
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Ownership (%)	50.00%	50.00%
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%	25.00%
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)	4.00%	4.00%
Foreign [member] | Acquisition cost [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 115,680
Domestic [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 1,920,637	₩ 2,203,835
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Ownership (%)	60.00%	60.00%
Domestic [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	14
Investments in joint ventures	₩ 46,716	₩ 32,331
Domestic [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Number of shares | shares	13,117,972
Ownership (%)	12.50%
Investments in joint ventures	₩ 1,125,133	1,186,859
Domestic [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Number of shares | shares	325,050,000
Ownership (%)	50.00%
Investments in joint ventures	₩ 348,836	393,570
Domestic [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Number of shares | shares	1,108,696,532
Ownership (%)	20.00%
Investments in joint ventures	₩ 146,427	330,463
Domestic [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Number of shares | shares	2,010,719,185
Ownership (%)	50.00%
Investments in joint ventures	₩ 108,485	88,308
Domestic [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%
Investments in joint ventures	₩ 88,305	97,369
Domestic [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)	4.00%
Investments in joint ventures	₩ 56,735	₩ 74,935
Domestic [member] | Acquisition cost [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	1,528,672
Domestic [member] | Acquisition cost [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	364,609
Domestic [member] | Acquisition cost [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	558,821
Domestic [member] | Acquisition cost [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	32,950
Domestic [member] | Acquisition cost [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	61,961
Domestic [member] | Acquisition cost [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 304,623